Share-based Compensation (Details 5) $ / shares in Units, $ in Millions	Dec. 31, 2016 USD ($) $ / shares shares
2009 RSU Plan
Share Based Compensation
Number of shares available for future grant | shares	136,777,575
2009 RSU Plan
Share Based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 768.5
Company's closing stock price per ADS used to calculate intrinsic value	$ 215.34
Company's closing stock price per share used to calculate intrinsic value	$ 8.6136